Libor Interest rate	12 Months Ended
Dec. 31, 2022
Disclosure of financial instruments by type of interest rate [abstract]
LIBOR Interest rate
50.	LIBOR Interest rate
The effective interest rate, not the carrying value, is adjusted when replacing the interest rate index of a financial instrument measured at amortized cost in relation to the reform of the interest rate index. It includes exceptions, such as allowing hedge accounting to continue uninterrupted even if an interest rate indicator replacement occurs in a hedging relationship. Regarding the suspension of LIBOR interest rate calculation, the financial instruments that have not been converted to replaced interest rate benchmark among the LIBOR interest rates as of December 31, 2021 and December 31, 2022 are as follows:

(a)	Non-derivative financial assets

	2021
	Carrying Value
	USD LIBOR(*2)		JPY LIBOR	EUR LIBOR	Other LIBORs
Due from banks and loans at amortized cost:
Loans	~~W~~	2,768,972	207,660	49,642	122,104
Securities at fair value through other comprehensive income:
Financial institution bonds		167,167	—	—	—
Corporate bonds and others		281,949	—	—	—

		449,116	—	—	—

Commitments and guarantee contracts (*1)	~~W~~	280,224	39,148	56,552	13,853

(*1)	The commitments and guarantee contracts are in nominal amount.
(*2)	The instruments that will be matured before the end of June 30, 2023 when USD LIBOR interest rate calculation is discontinued are excluded.

	2022
	Carrying Value
	USD LIBOR(*2)		JPY LIBOR	EUR LIBOR	Other LIBORs
Due from banks and loans at amortized cost:
Loans	~~W~~	2,511,050	—	—	—
Financial assets at fair value through profit or loss:
Corporate bonds and others		253,126	—	—	—
Securities at fair value through other comprehensive income:
Financial institution bonds		189,047	—	—	—
Corporate bonds and others		229,030	—	—	—

		418,077	—	—	—

Commitments and financial guarantee contracts (*1)	~~W~~	217,839	—	—	—

(*1)	The commitments and guarantee contracts are in nominal amount.
(*2)	The instruments that will be matured before the end of June 30, 2023 when USD LIBOR interest rate calculation is discontinued are excluded.

(b)	Non-derivative financial liabilities

	2021
	Carrying Value
	USD LIBOR(*)		JPY LIBOR	EUR LIBOR	Other LIBORs
Financial liabilities at amortized cost:
Deposits	~~W~~	200,000	—	—	—
Borrowings		347,420	—	—	—
Debt securities issued		986,871	—	—	—

	~~W~~	1,534,291	—	—	—

(*)	The instruments that will be matured before the end of June 30, 2023 when USD LIBOR interest rate calculation is discontinued are excluded.

	2022
	Carrying Value
	USD LIBOR(*)		JPY LIBOR	EUR LIBOR	Other LIBORs
Financial liabilities at amortized cost:
Deposits	~~W~~	200,000	—	—	—
Borrowings		50,692	—	—	—
Debt securities issued		1,355,525	—	—	—

	~~W~~	1,606,217	—	—	—

Financial liabilities designated at fair value through profit or loss
Derivatives-combined securities	~~W~~	15,000	—	—	—

(*)	The instruments that will be matured before the end of June 30, 2023 when USD LIBOR interest rate calculation is discontinued are excluded.

(c)	Derivatives

	2021
	Notional amount
	USD LIBOR(*)		JPY LIBOR	EUR LIBOR	Other LIBORs
Trading:
Interest rates related	~~W~~	10,772,390	—	—	—
Foreign currency related		10,900,844	—	—	—
Equity related		268,243	—	—	—
Credit related		1,108	—	—	—
Others		379,360	—	—	—

		22,321,945	—	—	—

Hedge:
Interest rates related		4,150,155	—	—	—
Foreign currency related		278,705	—	—	—

	~~W~~	4,428,860	—	—	—

(*)	The instruments that will be matured before the end of June 30, 2023 when USD LIBOR interest rate calculation is discontinued are excluded.

	2022
	Notional amount
	USD LIBOR(*)		JPY LIBOR	EUR LIBOR	Other LIBORs
Trading:
Interest rates related	~~W~~	11,488,018	—	—	—
Foreign currency related		11,718,419	—	—	—
Equity related		183,779	—	—	—
Credit related		2,370	—	—	—
Others		405,536	—	—	—

		23,798,122	—	—	—

Hedge:
Interest rates related		4,196,714	—	—	—
Foreign currency related		258,529	—	—	—

	~~W~~	4,455,243	—	—	—

(*)	The instruments that will be matured before the end of June 30, 2023 when USD LIBOR interest rate calculation is discontinued are excluded.